Accumulated Other Comprehensive Income (Details) - Schedule of components of accumulated other comprehensive income - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	¥ 92,693	¥ 99,167	¥ 87,148
Other comprehensive income before reclassification, net of tax		(15,905)	(8,885)
Amounts reclassified from accumulated other comprehensive income, net of tax		4,210	10,561
Foreign currency translation adjustment	(53,775)	5,221	10,343
Ending balance	38,918	92,693	99,167
Ending balance	5,650
Unrealized Gains/(Loss) On Investment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(2,738)	8,957	7,281
Other comprehensive income before reclassification, net of tax		(15,905)	(8,885)
Amounts reclassified from accumulated other comprehensive income, net of tax		4,210	10,561
Foreign currency translation adjustment
Ending balance	(2,738)	(2,738)	8,957
Ending balance	(397)
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	95,431	90,210	79,867
Other comprehensive income before reclassification, net of tax
Amounts reclassified from accumulated other comprehensive income, net of tax
Foreign currency translation adjustment	(53,775)	5,221	10,343
Ending balance	41,656	¥ 95,431	¥ 90,210
Ending balance	¥ 6,047